SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

              Supplement to the Prospectus dated February 20, 2004


       Effective immediately, references to Audrey M.T. Jones under the heading "INFORMATION ABOUT ADVISERS" on page 53 of the Prospectus are deleted and replaced with the following:

                    NAME, TITLE AND AFFILIATION
PORTFOLIO           OF PORTFOLIO MANAGER            EXPERIENCE
---------           --------------------            ----------
Focused 2000        Robert S. Janis                 Mr. Janis joined DAMI in
Growth Portfolio    Managing Director and           July 2004 and specializes in
                    Portfolio Manager (DAMI)        U.S. small- and mid-cap
                                                    equities. Prior to that,
                                                    Mr. Janis served as
                                                    portfolio manager for ten
                                                    years at Credit Suisse Asset
                                                    Management, LLC. Mr. Janis
                                                    has over twenty years of
                                                    investment experience.

Dated:  October 20, 2004